Segment Information - Schedule of Financial Performance Measures of the Operation (Details) - Reportable Subsegments [Member]	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Condensed Income Statements, Captions [Line Items]
Revenue	$ 58,758,021	$ 7,485,194	$ 57,962,468
Cost of revenue
Total cost of revenue	(31,188,017)	(3,973,047)	(29,649,787)
Gross profit	27,570,004	3,512,147	28,312,681
Selling and marketing expenses	(7,707,614)	(981,873)	(10,956,461)
General and administrative expenses	(10,386,087)	(1,323,084)	(11,299,210)
Income from operations	9,476,303	1,207,190	6,057,010
Other income, net
Bank interest income	8,122	1,035	13,756
Interest expense	(130,633)	(16,641)	(190,313)
Administrative service fee
– external	18,000	2,293
– related parties	142,000	18,089	198,000
Other income	149,432	19,035	45,664
Total other income, net	186,921	23,811	67,107
INCOME BEFORE INCOME TAX EXPENSES	9,663,224	1,231,001	6,124,117
Income tax expenses	(1,629,316)	(207,560)	(1,217,295)
Net income	8,033,908	1,023,441	4,906,822
external [Member]
Cost of revenue
Total cost of revenue	(29,215,017)	(3,721,706)	(27,848,993)
related party [Member]
Cost of revenue
Total cost of revenue	$ (1,973,000)	$ (251,341)	$ (1,800,794)